Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 1,226,046	$ 741,541
Cost of revenues		(1,024,835)	(567,675)
Gross profit		201,211	173,866
Operating expenses:
General and administrative		2,002,067	1,519,128
Selling		1,411	2,325
Total operating expenses		2,003,478	1,521,453
Operating loss		(1,802,267)	(1,347,587)
Other income (expense)
Net investment gain		102,363	82,463
Interest income		210,639	412,683
Interest expense			(153,049)
Other income (expense), net		14,337	(11,501)
Total other income, net		327,339	330,596
Loss before income taxes		(1,474,928)	(1,016,991)
Income tax benefit		(104,863)	(100,882)
Net loss		(1,370,065)	(916,109)
Comprehensive loss
Net loss		(1,370,065)	(916,109)
Foreign currency translation gain		345,507	236,419
Comprehensive loss		$ (1,024,558)	$ (679,690)
Loss per ordinary share
Loss per ordinary share, basic (in Dollars per share)	[1]	$ (0.16)	$ (0.11)
Loss per ordinary share, diluted (in Dollars per share)	[1]	$ (0.16)	$ (0.11)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, basic (in Shares)	[1]	8,313,997	8,197,629
Weighted average number of ordinary shares outstanding, diluted (in Shares)	[1]	8,313,997	8,197,629

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).